UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

___________________________________________

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-24048

___________________________________________

OAKTREE ASSET-BACKED INCOME PRIVATE
PLACEMENT FUND INC.
(Exact name of registrant as specified in charter)

___________________________________________

Brookfield Place
225 Liberty Street, 35th Floor
New York, New York 10281
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Esq.
Oaktree Asset-Backed Income Private Placement Fund Inc.
Brookfield Place
225 Liberty Street, 35th Floor
New York, New York 10281
(Name and address of agent for service)

___________________________________________

(855) 777-8001
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

IN PROFILE

Oaktree Fund Advisors, LLC (the “Adviser”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to Oaktree Asset-Backed Income Private Placement Fund Inc. (the “Fund”). The Adviser is an affiliate of Oaktree Capital Management, L.P. (“OCM”), a leading global investment management firm headquartered in Los Angeles, California focused on less efficient markets and alternative investments, and is a subsidiary of Oaktree Capital Group, LLC (“OCG,” and collectively with OCM and the Adviser, “Oaktree”). Oaktree was founded in April 1995 and is a leader among global investment managers specializing in alternative investments. Oaktree manages assets across a wide range of investment strategies within four asset classes: Credit, Private Equity, Real Assets, and Listed Equities. As of June 30, 2025, Oaktree had $209 billion in assets under management. Brookfield Public Securities Group LLC (“PSG”) serves as the Administrator to the Fund. PSG is an indirect wholly-owned subsidiary of Brookfield Asset Management Ltd. (NYSE: BAM; TSX: BAMA) (“Brookfield Asset Management” or “BAM”), with $1 trillion of assets under management as of June 30, 2025. Brookfield Corporation, a publicly traded company (NYSE: BN; TSX: BN), holds a 73% interest in BAM. In 2019, Brookfield acquired a majority interest in Oaktree.

This report is for shareholder information. This is not a Prospectus intended for use in the purchase or sale of Fund shares.

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Portfolio Characteristics (Unaudited) June 30, 2025
ASSETS BY SECTOR[1]
Private Investments
— Asset-Based Loans	31.2%
— Equity	13.4%
— Warrants	0.1%
Total Private Investments	44.7%
Public Securities
— Asset-Backed Securities	9.4%
Short-Term Investments
— Money Market Fund	45.9%
Total	100.0%

____________

1 Percentages are based on total market value of investments.

2025 Semi-Annual Report	1

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Consolidated Schedule of Investments (Unaudited) June 30, 2025
	Par	Value
PRIVATE INVESTMENTS – 115.4%
Asset-Based Loans – 80.5%
Consumer – 7.5%
EnFin Residential Solar Finance I LLC, 11.36%, (SOFR + 7.00%), 05/02/2028, (0.00% Floor) (a)(b)	5,000,000	$1,511,111
Equipment & Transportation – 48.7%
AEF Funding LLC, 13.08%, (SOFR + 8.75%), 04/25/2031, (2.00% Floor) (a)	4,961,450	4,879,113
Hertz Vehicle Financing III LLC, 9.28%, 06/28/2028 (a)	5,000,000	5,000,000
		9,879,113
Infrastructure & Energy – 24.3%
Allo Holdco Borrower LLC, 15.50%, (7.50% cash, 8.00% PIK), 04/16/2032 (a)	5,000,000	4,925,000
Total Asset-Based Loans		16,315,224
	Shares
Equity – 34.6%
Equipment & Transportation – 34.6%
Sundsvall Leasing LLC (a)(c)	7,000,000	7,000,000
Warrants – 0.3%
Equipment & Transportation – 0.3%
AEF Funding LLC, (Exercise price: $350, Expiration: 05/05/2029) (a)(c)	1,250	55,477
TOTAL PRIVATE INVESTMENTS (Cost $23,428,784)		23,370,701
Par
PUBLIC SECURITIES – 142.9%
Asset-Backed Securities – 24.2%
Equipment & Transportation – 24.2%
Spirit Airlines Pass Through Trust, Series 2025-1, Class B, 11.00%, 02/15/2030 (a)	5,000,000	4,912,500
	Shares
SHORT-TERM INVESTMENTS – 118.7%
Money Market Fund – 118.7%
First American Treasury Obligations Fund, Class X, 4.24% (d)	24,051,588	24,051,588
TOTAL PUBLIC SECURITIES (Cost $29,003,669)		28,964,088
TOTAL INVESTMENTS – 258.3% (Cost $52,432,453)		52,334,789
Liabilities in Excess of Other Assets – (158.3)%		(32,075,171)
TOTAL NET ASSETS – 100.0%		$20,259,618
Percentages are stated as a percent of net assets.
LLC — Limited Liability Company
PIK — Paid in Kind
SOFR — Secured Overnight Financing Rate

____________

See Notes to Consolidated Financial Statements.

2

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Consolidated Schedule of Investments (Unaudited) (continued) June 30, 2025

(a)   Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $28,283,201 or 139.6% of net assets as of June 30, 2025.

(b)   As of June 30, 2025, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

Company	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
EnFin Residential Solar Finance I LLC	$5,000,000	$1,511,111	$3,488,889

(c)   Non-income producing security

(d)   The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	3

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Consolidated Statement of Assets and Liabilities (Unaudited) June 30, 2025
Assets:
Investments in securities, at value (Cost $52,432,453)	$52,334,789
Net receivable from Advisor (Note 4)	1,615,497
Receivable for investments sold	1,585,482
Interest receivable	201,024
Prepaid expenses	2,897
Total assets	55,739,689
Liabilities:
Note payable (Note 4)	22,300,000
Payable for investments purchased	12,995,312
Interest payable (Note 4)	9,678
Accrued expenses	175,081
Total liabilities	35,480,071
Indemnifications, commitments and contingencies (Notes 4 and 8)
Net Assets	$20,259,618
Composition of Net Assets:
Paid-in capital	20,101,000
Accumulated gains	158,618
Net Assets	$20,259,618
Shares Outstanding and Net Asset Value Per Share:	$20,259,618
Shares outstanding	1,998,091
Net asset value per share	$10.14

____________

See Notes to Consolidated Financial Statements.

4

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Consolidated Statement of Operations (Unaudited) For the Period March 27, 2025 (Commencement of Operations) through June 30, 2025
Investment Income (Note 2):
Interest	$260,735
Dividends and distributions	22,066
Total investment income	282,801
Expenses:
Investment advisory fees (Note 4)	29,597
Organizational costs (Note 2)	1,357,327
Legal fees	65,171
Offering Costs (Note 2)	54,196
Directors’ fees	45,351
Fund accounting and sub administration fees	33,050
Audit and tax services	21,121
Transfer agent fees	15,616
Miscellaneous	13,053
Reports to shareholders	13,014
Custodian fees	9,390
Administration fees (Note 4)	2,368
Insurance	1,408
Registration fees	1,273
Total operating expenses	1,661,935
Interest Expense (Note 4)	9,678
Less expenses waived and/or reimbursed the investment adviser (Note 4)	(1,645,094)
Net expenses	26,519
Net Investment income	256,282
Net change in unrealized appreciation (depreciation) on:
Investments	(97,664)
Net realized and unrealized loss	(97,664)
Net increase in net assets resulting from operations	$158,618

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	5

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Consolidated Statement of Changes in Net Assets
For the Period March 27, 2025(1) through June 30, 2025 (Unaudited)
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$256,282
Net change in unrealized depreciation	(97,664)
Net increase in net assets resulting from operations	158,618
Capital Share Transactions:
Proceeds from shares sold	20,101,000
Net increase in net assets from capital share transactions	20,101,000
Total increase in net assets	20,259,618
Net Assets:
Beginning of period	—
End of period	$20,259,618
Share Transactions:
Shares sold	1,998,091
Net increase in shares outstanding	1,998,091

____________

(1)         Commencement of operations.

____________

See Notes to Consolidated Financial Statements.

6

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Consolidated Statement of Cash Flows (Unaudited) For the Period March 27, 2025 (Commencement of Operations) through June 30, 2025
Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities
Net Increase in net assets resulting from operations	$158,618
Adjustments to reconcile net Increase in net assets resulting from operations to net cash used for operating expenses
Purchases of long-term portfolio investments and principal payups	(30,036,132)
Net purchases and sales of short-term portfolio investments	(22,394,221)
Increase in interest receivable	(201,024)
Increase in receivable for investments sold	(1,585,482)
Increase in receivable from advisor	(1,615,497)
Increase in prepaid expenses	(2,897)
Increase in interest payable for credit facility	9,678
Increase in payable for investments purchased	12,995,312
Increase in investment advisory fees payable	29,597
Increase in investment advisory fees waived	(29,597)
Increase in accrued expenses	175,081
Net accretion of discount on investments and other adjustments to cost	(2,100)
Net change in unrealized depreciation on investments	97,664
Net cash used in operating activities	(42,401,000)
Cash flows provided by (used for) financing activities:
Proceeds from credit facility	22,300,000
Proceeds from shares sold	20,101,000
Net cash provided by financing activities	42,401,000
Net increase in cash	—
Cash at beginning of period	—
Cash at end of period	$—
Supplemental Disclosure of Cash Flow Information:
Interest payments for the period ended June 30, 2025 totaled $9,678.

____________

See Notes to Consolidated Financial Statements.

2025 Semi-Annual Report	7

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Consolidated Financial Highlights
Class I	For the Period March 27, 2025[1] – June 30, 2025 (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[2]	0.28
Net realized and change in unrealized loss[2]	(0.14)
Net increase in net asset value resulting from operations	0.14
Net asset value, end of period	$10.14
Total Investment Return†,3	1.50%
Ratio of Expenses to Average Net Assets:
Net assets, end of period (000s)	$20,260
Ratio of Expenses to Average Net Assets:
Investment advisory fees[4]	1.25%
Operating expenses[4]	9.23%
Total expenses before interest and organizational and offering expenses	10.48%
Organizational and offering expenses[3]	15.52%
Interest expense[3]	0.11%
Gross expenses, excluding reimbursement, and including interest and organizational and offering expenses	26.11%
Investment advisory fees and operating expenses reimbursed by the Investment Adviser[4]	(9.78)%
Organizational and offering expenses reimbursed by the Investment Adviser[3]	(15.52)%
Net expenses, including reimbursement, interest and organizational and offering expenses	0.81%
Ratio of Net Investment Income to Average Net Assets
Net investment income[4]	11.01%
Net investment loss, excluding the effect of reimbursement and interest expense[4]	(14.18)%
Portfolio turnover rate[3]	0%

____________

*      Distributions for annual periods determined in accordance with federal income tax regulations.

†      Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

1   Commencement of operations was March 27, 2025.

2   Per share amounts presented are based on average shares outstanding throughout the period indicated.

3   Not annualized for periods less than one year.

4   Annualized for periods less than one year.

____________

See Notes to Consolidated Financial Statements.

8

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Notes to Consolidated Financial Statements (Unaudited) June 30, 2025

1.  Organization

Oaktree Asset-Backed Income Private Placement Fund Inc. (formerly known as Oaktree Asset-Backed Income Private Fund Inc.) (the “Fund”) was organized as a corporation under the laws of the State of Maryland on December 16, 2024. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its shares of common stock, $0.001 par value per share (the “Common Shares”), and is operated as an “interval fund.”

The Fund offers one class of Shares, designated as Class I Shares. The Shares will be sold at a price equal to the Fund’s then current net asset value (“NAV”) per Share. In the future, the Fund may offer additional classes of Shares pursuant to Rule 18f-3 under the 1940 Act in accordance with the Multi-Class Exemptive Relief.

Oaktree Fund Advisors, LLC (“Oaktree” or the “Adviser”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Fund. Oaktree was founded in April 1995 and is a leader among global investment managers specializing in alternative investments.

Oaktree Fund Administration, LLC (the “Administrator”) serves as Administrator to the Fund.

The Fund’s investment objective is to seek to provide current income and, to a lesser extent, capital appreciation. Under normal market conditions, the Fund attempts to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in ABF Investments (as defined below), throughout the world, including the United States, or “U.S.” (the “80% Policy”). More specifically, the Fund seeks to achieve its investment objective by investing primarily in a diverse portfolio of asset-backed finance (“ABF”) investments across a broad range of industries focused on pools of contractual assets, including, but not limited to, loans, leases, mortgages, or other receivables (collectively, “ABF Investments”). The Fund’s ABF Investments may also include certain asset-backed instruments, including, but not limited to, notes, bills, debentures, bank loans, and convertible and preferred securities (excluding convertible and preferred securities issued by an operating company or a holding company of an operating company). In addition, the Fund may invest in junior and equity tranches of ABF Investments.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

Reporting entity and principles of consolidation: Oaktree ABIF Blocker Holdings, LLC. (the “Subsidiary”), a Delaware exempted company and wholly-owned subsidiary of the Fund, was formed on March 25, 2025. The financial results of the Subsidiary are included in the consolidated financial statements and financial highlights of the Fund. All investments held by the Subsidiary are disclosed in the Consolidated Schedule of Investments. The net assets of the Subsidiary at June 30, 2025 were $614,543, or 0.3% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. All intercompany accounts and transactions have been eliminated on consolidation.

Valuation of Investments: The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s portfolio investments. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

2025 Semi-Annual Report	9

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Bank Loans, Assignments, and Participations. Loans (including “Senior Loans” (as described below), delayed funding loans and revolving credit facilities) may be fixed-or floating-rate obligations. Loan interests may take the form of direct interests acquired during a primary distribution and may also take the form of assignments of, novations of or participations in a bank loan acquired in secondary markets. Senior floating rate loans may be made to or issued by U.S. or non-U.S. banks or other corporations (“Senior Loans”). Senior Loans include senior floating rate loans and institutionally traded senior floating rate debt obligations issued by asset-backed pools and other issuers, and interests therein. Loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are members of a lending syndicate or from other holders of loan interests.

Senior Loans typically pay interest at rates which are re-determined periodically on the basis of a floating base lending rate (such as the Secured Overnight Financial Rate, “SOFR,” or a similar reference rate) plus a premium. Senior Loans are typically of below investment grade quality. Senior Loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (an “Agent”) for a lending syndicate of financial institutions (“Lenders”). The Agent typically administers and enforces the Senior Loan on behalf of the other Lenders in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Lenders.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

10

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025

Non-publicly traded debt and equity securities and other securities or instruments for which reliable market quotations are not available are valued by the Adviser using valuation methodologies applied on a consistent basis. These securities may initially be valued at the acquisition price as the best indicator of fair value. The Adviser reviews the significant unobservable inputs, valuations of comparable investments and other similar transactions for investments valued at acquisition price to determine whether another valuation methodology should be utilized. Subsequent valuations will depend on facts and circumstances known as of the valuation date and the application of valuation methodologies further described below. The fair value may also be based on a pending transaction expected to close after the valuation date. These valuation methodologies involve a significant degree of management judgment. Accordingly, valuations do not necessarily represent the amounts which may eventually be realized from sales or other dispositions of investments in the future. Fair values may differ from the values that would have been used had a ready market for the investment existed, and the differences could be material to the consolidated financial statements.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical assets or liabilities
Level 2	—

quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)
2025 Semi-Annual Report	11

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Private Investments:
Asset-Based Loans	—	—	16,315,224	16,315,224
Equity	—	—	7,000,000	7,000,000
Warrants	—	—	55,477	55,477
Private Investments – Total	—	—	23,370,701	23,370,701
Public Securities:
Asset-Backed Securities	—	—	4,912,500	4,912,500
Short-Term Investments	24,051,588	—	—	24,051,588
Public Securities – Total	24,051,588	—	4,912,500	28,964,088
Total Investments	24,051,588	—	28,283,201	52,334,789

The Fund used valuation approaches consistent with the income approach to determine fair value of certain Level 3 assets as of June 30, 2025. The valuation methodology utilized by the Fund included discounted cash flows analysis, as described below.

The discounted cash flows analysis utilizes a discounted cash flow method that incorporates expected timing and level of cash flows, as well as assumptions in determining growth rates, income and expense projections, discount rates, capital structure, terminal values and other factors. The applicability and weight assigned to the income technique is determined based on the availability of reliable projections and comparable companies and transactions.

The recent transaction analysis utilizes recent or expected future transactions of the investment to determine fair value, to the extent applicable.

The market yield analysis utilizes expected future cash flows, discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of the borrowers. Consideration is also given to a borrower’s ability to meet principal and interest obligations; this may include an evaluation of collateral or the underlying value of the borrower, utilizing either the market or income techniques.

The market comparable analysis utilizes valuations of comparable public companies or transactions and generally seeks to establish the enterprise value of the portfolio company using a market multiple technique. This technique takes into account a specific financial measure (such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), adjusted EBITDA, free cash flow, net operating income, net income, book value or net asset value) believed to be most relevant for the given company. Consideration may also be given to such factors as acquisition price of the security, historical and projected operational and financial results for the portfolio company, the strengths and weaknesses of the portfolio company relative to its comparable companies, industry trends, general economic and market conditions and other factors deemed relevant. The applicability and weight assigned to the market technique is determined based on the availability of reliable projections and comparable companies and transactions.

The Fund may estimate the fair value of privately held warrants using a Black Scholes pricing model, which includes an analysis of various factors and subjective assumptions, including the current stock price (by using an enterprise value analysis as described above), the expected period until exercise, expected volatility of the underlying stock price, expected dividends and the risk-free rate. Changes in the subjective input assumptions can materially affect the fair value estimates.

12

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value the Level 3 investments as of June 30, 2025.

Quantitative Information about Level 3 Fair Value Measurement

	Value as of June 30, 2025	Valuation Approach	Valuation Methodology	Unobservable Input	Amount or Range/(Weighted Average)	Impact to Valuation from an Increase in Input(1)
Private Investments
Asset-Based Loans	$16,315,224	Income Approach	Discounted Cash Flow	Yield (Discount Rate) of Cash Flows)	6.0%-17.0% (11.8)%	Decrease
		Asset-Based Approach	Recent Transaction	Recent Transaction Price	—	Increase
Equity	$7,000,000	Asset-Based Approach	Recent Transaction	Recent Transaction Price	—	Increase
Warrants	$55,477	Other	Black Scholes	Volatility	40.0%-50.0% (45.0)%	Increase
Public Securities
Asset-Backed Securities	$4,912,500	Market Approach	Market Comparables	Market Quotes	$98.3 $(98.3)	Increase
Total	$28,283,201

____________

(1)   The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Private Investments	Public Securities	Total
Balance as of December 31, 2024	$—	$—	$—
Accrued discounts (premiums)	18	2,081	2,099
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(58,083)	(39,581)	(97,664)
Purchases at cost/corporate actions	25,086,131	4,950,000	30,036,131
Sales proceeds	(1,657,365)	—	(1,657,365)
Transfers into Level 3	—	—	—
Balance as of June 30, 2025	$23,370,701	$4,912,500	$28,283,201
Change in unrealized appreciation (depreciation) for Level 3 assets still held at the reporting date	$(58,083)	$(39,581)	$(97,664)

For further information regarding the security characteristics of the Fund, see the Consolidated Schedule of Investments.

Investment Transactions and Investment Income: Securities transactions are recorded on trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized on a daily basis using the effective yield to maturity and yield to next methods, respectively and might be adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date.

2025 Semi-Annual Report	13

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025

Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices.

Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses: Expenses directly attributable to the Fund are charged directly to the Fund, while expenses that are attributable to the Fund and other investment companies advised by the Adviser or its affiliates are allocated among the respective investment companies, including the Fund, based either upon relative average net assets, evenly, or a combination of average net assets and evenly.

Certain intermediaries such as banks, broker-dealers, financial advisers or other financial institutions charge a fee for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents. The portion of this fee paid by the Fund is included within “Transfer agent fees” in the Consolidated Statement of Operations.

Organizational and Offering Costs: Organizational costs are expensed as incurred and consist of costs to establish the Fund and enable it legally to do business. Organizational costs will be reimbursed by the Adviser, subject to potential recoupment as described in Note 4. Offering costs from the initial launch of the Fund were deferred and will be amortized over the first twelve months after the commencement of operations. Offering costs consist primarily of registration fees and legal fees for the preparation of the Fund’s initial Registration Statement on Form N-2.

Distributions to Shareholders: The Fund declares and pays dividends monthly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. The Fund also pays distributions at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income.

This notice is available on the Adviser’s website at https://www.brookfieldoaktree.com. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.

When Issued, Delayed Delivery Securities and Forward Commitments: The Fund may enter into forward commitments for the purchase or sale of securities, including on a “when issued” or “delayed delivery” basis, in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a when, as and if issued security). When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While it will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable. Securities

14

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025 purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

Investment in Asset-Backed Securities (“ABS”): The Fund may invest in ABS, which are securitizations typically issued in senior and subordinated classes and with various forms of credit enhancements. ABS may be backed by credit card receivables, automobile loans, student loans, peer-to-peer loans, equipment leases, commercial aircraft leases, franchise agreements or other loans or financial assets.

Investment in Collateralized Loan Obligation (“CLOs”): The Fund may invest in CLOs through various means, including in primary or secondary market transactions from private originators and investors (including bankers, commercial banks, finance companies, investment banks and pooled investment vehicles such as hedge funds and private equity funds) and in restructuring or workout transactions. The Fund may acquire and hold such investments over a range of investment horizons, including buying and holding for a longer term and buying and restructuring in transactions with a shorter turnaround.

Real Estate Debt Investments. The Fund may invest in mortgages and all types of publicly-traded or privately-placed debt securities and other obligations such as term loans, bank loans and participations, equipment trust certificates or deeds of trust on real property, trade credit, residential mortgage-backed securities and other real estate-related debt obligations. Such debt obligations may consist of various types of debt instruments, including those bearing fixed, contingent or varying rates of interest, those bearing pay-in-kind interest, those bearing no interest at all, those on which interest has ceased to accrue (e.g., debt obligations of a company that has entered into bankruptcy proceedings), convertible securities, municipal securities, “high yield” instruments (which are rated below investment grade by rating agencies or which are unrated) and “distressed” instruments (obligations of entities that are undergoing distress or likely to be reorganized). Debt instruments purchased may include senior debt instruments such as first mortgages or A-participations, subordinated debt instruments such as B-notes, B-participations, second mortgages and mezzanine debt, term loans, rake bonds, privately-placed or publicly-traded CMBS and residential mortgage-backed securities (including those rated above or below investment grade by rating agencies or which are unrated), other secured and unsecured debt obligations backed by real estate (including tax liens on real estate), as well as hybrid debt instruments involving warrants or profits interests or with other rights attached. Loans in which the Fund invests may be fully funded at the time of investment or may be subject, in whole or in part, to future or conditional funding obligations. Debt instruments may be issued by an operating company or at a holding company level.

Investment in Commercial Mortgage-Backed Securities (“CMBS”): The Fund may invest in pools or tranches of CMBS, as well as CMBS relating to a single or a handful of issuers. While the Fund expects to invest primarily in junior tranches of “newer issue” or secondary CMBS, it may from time to time invest in senior tranches of CMBS, subject to the Investment Allocation Considerations set forth below.

Investment in Residential Mortgage-Backed Securities (“RMBS”): The Fund may invest in tranches of residential mortgage-backed securities (“RMBS”). The collateral underlying RMBS generally consists of residential mortgage loans secured by one- to four-family residential properties. The loans underlying any RMBS investment may be of varied terms, and may be traditional, “self-amortizing” mortgages or “non-traditional” mortgages, such as adjustable rate mortgages (i.e., mortgages that offer relatively low monthly payments during the initial years of the loan that increase (often significantly) in later years) or mortgages that require large “balloon” payments at specified times. The Fund’s RMBS investments will not be restricted as to the payment structure or credit risk of such loans or the particular underwriting standards (if any) pursuant to which such loans were extended. Receivables for RMBS may include loans with any combination of principal and interest payment structures, loans underwritten pursuant to any or no underwriting standards, loans of any size and loans of any lien position.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the President of the Fund, who is responsible for the oversight functions of the Fund, using the information presented in the consolidated financial statements and consolidated financial highlights.

2025 Semi-Annual Report	15

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025

3.  Derivative Financial Instruments

The Fund may purchase and sell derivative instruments such as exchange-listed and over-the counter put and call options on securities, financial futures, equity, fixed-income and interest rate indices, and other financial instruments. It may purchase and sell financial futures contracts and options thereon. Moreover, the Fund may enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as forward currency contracts, currency futures contracts, currency swaps or options on currency or currency futures or credit transactions and credit default swaps. The Fund may also purchase derivative instruments that combine features of several of these instruments. The Fund may invest in, or enter into, derivatives for a variety of reasons including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain.

4.  Investment Advisory & Administration Agreement and Transactions with Related Parties

The Fund and the Adviser have entered into the Advisory Agreement, pursuant to which the Adviser is entitled to receive a base Management Fee and an Incentive Fee.

Pursuant to the Advisory Agreement, the Adviser receives an annual Management Fee, payable monthly in arrears by the Fund, in an amount equal to 1.25% of the Fund’s average daily net assets. Pursuant to a Management Fee Waiver Agreement, the Adviser has contractually agreed to waive the Management Fee for at least one year from the effective date of the Fund’s registration statement.

The Incentive Fee is earned on Pre-Incentive Fee Net Investment Income, as defined below, attributable to each class of Shares (each, a “Class”), and shall be calculated and accrued on a daily basis while being determined and payable in arrears at the end of each fiscal quarter beginning on and after the commencement of the first fiscal quarter following the calendar year end 2024.

Thus, the calculation of the Incentive Fee, attributable to each Class, for each fiscal quarter is as follows:

•        No Incentive Fee shall be payable in any fiscal quarter in which the Pre-Incentive Fee Net Investment Income attributable to the Class does not exceed a quarterly return of 1.50% per quarter based on the Class’s average daily net assets for the applicable quarterly payment period (calculated in accordance with U.S. GAAP and gross of any accrued (but unpaid) performance fee if applicable during the payment period) (the “Quarterly Return”), or 6.00% annualized; and

•        For any fiscal quarter in which Pre-Incentive Fee Net Investment Income attributable to the Class (if any) exceeds the Quarterly Return, the Incentive Fee with respect to that Class shall equal 12.5% of Pre-Incentive Fee Net Investment Income attributable to the Class.

“Pre-Incentive Fee Net Investment Income,” with respect to each Class, is defined as the Class’s share of net investment income (allocated based on the net asset value of the Class relative to the Fund as a whole), which will include investment income earned by the Fund (i.e., interest income, dividend income, etc.) reduced by (1) Fund-related investment expenses (i.e., interest and dividend expense, expenses related to the execution of the investment strategy) and (2) after subtracting any reimbursement made by the Adviser to the Fund pursuant to any expense waiver or cap arrangement agreed to between the Adviser and the Fund, any other fund expenses, determined in accordance with U.S. GAAP prior to the application of the Incentive Fee, except that such “other fund expenses” shall not include, without limitation, any payments under the Fund’s Distribution and Servicing Plan. Pre-Incentive Fee Net Investment Income includes, in the case of investments with a deferred income feature (such as market or original issue discount, debt investments with payment in kind (“PIK”) interest, preferred stock with PIK dividends and zero coupon securities), accrued income that the Fund has not yet received in cash. The Adviser is not under any obligation to reimburse the Fund for any part of the income-based fee it receives that is based on accrued income that the Fund never actually receives. Pre-Incentive Fee Net Investment Income is not adjusted for incentive fee payments or any shareholder servicing and/or distribution fees paid under the Fund’s Distribution and Servicing Plan. Accordingly, Pre-Incentive Fee Net Investment Income may be calculated

16

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025 on higher amounts of income than the Fund may ultimately realize and that may ultimately be distributed to Shareholders. As a result, for any calendar quarter, the Incentive Fee attributable to Pre-Incentive Fee Net Investment Income that is paid to the Adviser may be calculated on the basis of an amount that is greater than the amount of net investment income actually received by the Fund for such calendar quarter.

On June 25, 2025, the Fund established a $35 million Promissory Note with Oaktree Fund GP I, L.P., as lender. The Promissory Note bears interest at a rate equal to 100% of the short-term applicable federal rate for U.S. federal income tax purposes that is in effect as of June 25, 2025, compounding semi-annually, published by the United States Internal Revenue Service, until payment in full of the principal amount. The Promissory Note stated maturity date is December 29, 2025. As of June 30, 2025, $22,300,000 was advanced on the Promissory Note and $9,678 of interest was incurred. From June 27, 2025 (the initial draw date) to June 30, 2025, the Fund borrowed an average daily balance of $22,300,000 at a weighted average borrowing cost of 3.91%. On July 3, 2025, the Fund repaid the outstanding balance in cash, including accrued interest.

On March 27, 2025, the Fund commenced operations and the Adviser waived and/or reimbursed certain expenses related to investment advisory fees, organizational costs and operating expenses in the amount of $29,597, $1,357,327 and $258,170, respectively. The Fund will reimburse these remaining expenses, subject to a specified expense cap and reimbursement limitations (as detailed below).

Pursuant to a Management Fee Waiver Agreement, the Adviser has contractually agreed to waive the Management Fee for at least one year from the date of the Fund’s registration statement. For the avoidance of doubt, the Management Fee Waiver Agreement shall not apply to the Incentive Fee payable under the Advisory Agreement. Pursuant to an Expense Limitation and Reimbursement Agreement (the “Expense Limitation and Reimbursement Agreement”), the Adviser has contractually agreed to waive and/or reimburse expenses of the Fund so that certain of the Fund’s expenses (“Specified Expenses,” as defined below) will not exceed 0.70% per annum of the Fund’s average monthly net assets of each class of Shares. The Fund has agreed to repay these amounts, when and if requested by the Adviser, but only if and to the extent that Specified Expenses are less than 0.70% per annum of the Fund’s average monthly net assets of each class of Shares (or, if a lower expense limit under the Expense Limitation and Reimbursement Agreement is then in effect, such lower limit) within three years after the date the Adviser waived or reimbursed such fees or expenses. This arrangement will continue for atleast one year from the date of the registration statement and cannot be terminated by the Fund or the Adviser before such time. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, including, among other things, organizational and offering costs, professional fees, and fees and expenses of the Administrator, Transfer Agent and Custodian, with the exception of (i) the Management Fee, (ii) the Incentive Fee, (iii) any shareholder servicing fee, (iv) any distribution fee, (v) portfolio level expenses, (vi) brokerage costs or other investment-related out-of-pocket expenses, including costs incurred with respect to unconsummated investments, (vii) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (viii) taxes, and (ix) extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business).

Oaktree Fund Administration, LLC serves as the administrator and accounting agent (the “Administrator”). Pursuant to an administration agreement (the “Administration Agreement”), the Administrator provides, or oversees the performance of, administrative and compliance services, including, but not limited to, maintaining financial records, overseeing the calculation of NAV, compliance monitoring (including diligence and oversight of our other service providers), preparing reports to stockholders and reports filed with the SEC, preparing materials and coordinating meetings of the Board, managing the payment of expenses and the performance of administrative and professional services rendered by others and providing office space, equipment and office services. For its services under the Administration Agreement, the Administrator receives from the Fund an annual fee equal to 0.10% of the Fund’s net assets.

U.S. Bancorp Fund Services, LLC (in such capacity, the “Sub-Administrator”) provides certain administrative and fund accounting services pursuant to a fund services agreement with the Fund (the “Fund Services Agreement”). Pursuant to the Fund Services Agreement, and subject to the supervision of the Administrator, the Sub-Administrator provides certain administrative services to the Fund that are not otherwise provided by the Administrator, which include, but are not limited to: assisting in securities valuation; performing portfolio accounting services; and assisting in the preparation of financial reports. The Fund is responsible for any fees due to the Sub-Administrator.

2025 Semi-Annual Report	17

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025

5.  Purchases and Sales of Investments

For the period ended June 30, 2025, purchases and sales of investments (including principal payups and paydowns), excluding short-term securities and U.S. government securities, were $33,525,021 and $0, respectively.

For the period ended June 30, 2025, there were no purchases and sales of long-term U.S. Government securities.

6.  Capital Shares

The Charter authorizes the Fund to issue up to 1,000,000,000 shares of common stock, $0.001 par value per share. The common stock consists of 250,000,000 shares of undesignated common stock and 750,000,000 shares classified and designated as follows: (i) 250,000,000 of which have been classified and designated as Class A Shares, (ii) 250,000,000 of which have been classified and designated as Class I Shares, and (iii) 250,000,000 of which have been classified and designated as Class U Shares (collectively “Shares” and respectively, “Class A Shares,” “Class I Shares,” and “Class U Shares”). As of June 30, 2025, Oaktree Fund GP I, L.P., a wholly-owned subsidiary of the Adviser, owned 100% of the outstanding Class I Shares. The Board of Directors may, without any action by the Shareholders, amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authority to issue under the Charter and the 1940 Act. In addition, the Charter authorizes the Board of Directors, without any action by the Shareholders, to classify and reclassify any unissued common stock and preferred stock into other classes or series of stock from time to time by setting or changing the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption for each class or series. Although the Fund has no present intention of doing so, the Fund could issue a class or series of stock that could delay, defer or prevent a transaction or a change in control of the Fund that might otherwise be in the Shareholders’ best interests. Under Maryland law, shareholders generally are not liable for the Fund’s debts or obligations.

The Shares offered pursuant to this Memorandum will be, upon issuance, duly authorized, fully paid and nonassessable. Holders of shares of common stock are entitled to receive distributions when authorized by the Board of Directors and declared by the Fund out of assets legally available for the payment of distributions. Holders of common stock have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Fund’s securities. All shares of common stock have equal distribution, liquidation and other rights. The Fund intends to offer multiple classes of common stock, which may be subject to differing fees and expenses. Distributions may vary among the classes as a result of the different fee structure of the classes.

7.  Repurchase Offers

As a continuously offered, closed-end interval fund, the Fund has adopted a fundamental investment policy to make offers to repurchase Shares in order to provide liquidity to shareholders. No shareholder will have the right to require the Fund to repurchase its Shares, except as permitted by the Fund’s Interval Fund structure. No public market for the Shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their Shares by the Fund, and then only on a limited basis.

The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of its Shares at NAV on a quarterly basis.

8.  Indemnifications, Commitments and Contingencies

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure

18

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Notes to Consolidated Financial Statements (Unaudited) (continued) June 30, 2025 under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

In conjunction with the ownership of senior loans, the Fund is party to certain credit agreements, which may require the Fund to extend additional loans to investee companies. Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the Consolidated Schedule of Investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded. The Fund uses the same investment criteria in making these commitments as it does in making investments. The unfunded liability associated with these credit agreements is equal to the amount by which the contractual loan commitment exceeds the sum of the amount of funded debt and cash held in escrow, if any.

9.  Subsequent Events

GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Consolidated Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Management has evaluated subsequent events in the preparation of the Fund’s consolidated financial statements and has determined that there are no events that require recognition or disclosure in the consolidated financial statements.

2025 Semi-Annual Report	19

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Board Considerations Relating to the Approval of the Investment Advisory Agreement (Unaudited)

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of Oaktree Asset-Backed Income Private Placement Fund Inc. (the “Fund”), including the Directors who are not “interested persons” of the Fund (the “Independent Directors”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and Oaktree Fund Advisors, LLC (the “Adviser” or “Oaktree”) for an initial two-year period at the organizational meeting of the Fund held virtually on January 23, 2025 (the “Organizational Meeting”), and at a subsequent special telephonic meeting of the Fund held virtually on April 30, 2025 (the “Special Meeting,” and together with the Organizational Meeting, the “Meetings”).1

In accordance with Section 15(c) of the 1940 Act, the Board requested, and Oaktree and its affiliate Brookfield Public Securities Group LLC (“PSG”) provided, materials relating to the Board’s consideration of whether to approve the Advisory Agreement, including (a) a memorandum prepared by Oaktree’s affiliate, Brookfield Public Securities Group LLC (“PSG”), in accordance with Section 15(c) of the 1940 Act (the “PSG Memorandum”), (b) a memorandum prepared by Oaktree in accordance with Section 15(c) of the 1940 Act (the “Oaktree Memorandum”), (c) a memorandum prepared by Foreside Distributors, LLC, the parent company of Quasar Distributors, LLC, the Fund’s proposed principal underwriter (the “Distributor”), that summarized the Distributor’s experience and the services it proposed to provide to the Fund, which the Distributor believed would be helpful in evaluating and considering the terms of a distribution agreement between the Fund and the Distributor (the “Distribution Agreement”), and (d) copies of the Advisory Agreement, the Distribution Agreement, and a distribution services agreement between the Adviser and the Distributor (the “Distribution Services Agreement,” and, together with the Distribution Agreement, the “Distribution Arrangements”). These materials included information regarding, among other things: (a) a summary of the nature, extent and quality of services to be provided to the Fund by Oaktree; (b) performance data; (c) information provided by XA Investments LLC (“XAI”), an independent third-party, regarding fees and expenses; (d) Oaktree’s personnel and operations; (e) any “fall-out” benefits to Oaktree (i.e., ancillary benefits realized by Oaktree from its relationship with the Fund); (f) information relating to economies of scale; (g) information on Oaktree’s risk management processes; (h) information regarding brokerage practices; (i) information about the key personnel of Oaktree who would be involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices; and (j) information regarding the Distributor and the services proposed to be provided to the Fund pursuant to the Distribution Arrangements.

In determining whether to approve the Advisory Agreement, the Board, including the Independent Directors, considered at the Meetings, and from time to time, as appropriate, factors that it deemed relevant. The following discusses the primary factors relevant to the Board’s decision.

THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Board considered the responsibilities that the Adviser would have to the Fund, including the provision of investment advisory services to the Fund, compliance with the Fund’s investment objectives and strategies, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered the Adviser’s risk assessment and monitoring processes. The Board further considered the Adviser’s current level of staffing and its overall resources, including the Adviser’s history and investment experience, as well as information regarding its investment personnel who would be providing services to the Fund. The Board also considered the expertise and performance of the personnel who would be overseeing the compliance with the Fund’s investment restrictions and other requirements.

____________

1      On March 13, 2020, in response to the potential effects of coronavirus disease 2019 (COVID-19), the Securities and Exchange Commission (the “SEC”) issued an order pursuant to its authority under Sections 6(c) and 38(a) of the 1940 Act, granting exemptions from certain provisions of the 1940 Act and the rules thereunder, including temporary exemptive relief from in-person board meeting requirements to cover the approval of advisory contracts or principal underwriter agreements. The SEC has provided temporary exemptive relief for registered management investment companies and any investment adviser or principal underwriter of such companies, in circumstances related to the current or potential effects of COVID-19, from the requirements imposed under sections 15(c) and 32(a) of the 1940 Act and Rules 12b-1(b)(2) and 15a-4(b)(2)(ii) thereunder that votes of the board of directors of the registered management investment company be cast in person. See Release No. IC-33897 (June 19, 2020). The relief is subject to conditions described in the SEC’s order.

20

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Board Considerations Relating to the Approval of the Investment Advisory Agreement (Unaudited) (continued)

The Board also considered the reputation and experience of the Adviser in serving as an investment adviser to other funds and accounts. The Board also considered the Adviser’s investment processes and philosophies, as well as the Adviser’s responsibilities to the Fund, including the development and maintenance of an investment program for the Fund consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, and the implementation of compliance controls related to performance of these services.

Additionally, the Board observed that pursuant to an administration agreement with the Fund, Oaktree Fund Administration, LLC, an affiliate of Oaktree (the “Administrator”), would perform (or oversee, or arrange for, the performance of) services necessary for the Fund’s operations, other than those services that the Adviser would provide to the Fund pursuant to the Advisory Agreement, including, among other responsibilities, the monitoring the performance of services rendered to the Fund by other service providers; determining or overseeing the determination of income and capital gains available for distribution and calculating distributions required to meet regulatory, income, and excise tax requirements; reviewing the Fund’s federal, state, and local tax returns; preparing and maintaining the Fund’s operating expense budget; determining the jurisdictions in which the Fund’s shares will be registered or qualified for sale, or exempt from such registration, and facilitating such registration, qualification or exemption from registration, as applicable; monitoring sales of Fund shares and ensuring that the shares are properly and duly registered; preparing, or causing to be prepared, expense and financial reports; preparing authorizations for the payment of the Fund’s expenses and paying, from the Fund’s assets, all bills of the Fund; coordinating with portfolio managers of the Fund in order to manage tax or regulatory considerations; coordinating with Fund stakeholders to provide information being requested for due diligence, investor questions or requests, or support of marketing documentation; coordinating with the Adviser regarding fund profitability, including expense ratio and reimbursement analysis; undertaking to publish information pertaining to the Fund and to communicate to investors and prospective investors; and performing other services, recordkeeping and assistance relating to the affairs of the Fund. The Board also observed that the Administrator would be responsible for the coordination and oversight of the Fund’s third-party service providers. As a result, in addition to the quality of the advisory services to be provided by the Adviser pursuant to the Advisory Agreement, the Board also considered the quality of the administrative and other services to be provided by the Administrator to the Fund. In connection with the administrative services to be provided by the Administrator, the Board considered the structure and duties of the Administrator’s fund administration and accounting, operations and legal and compliance departments and concluded that they are adequate to meet the needs of the Fund.

THE PERFORMANCE OF THE ADVISER. The Board, including the Independent Directors, also considered the investment performance of the Adviser. In connection with this review, the Board received information from Oaktree regarding the investment performance of similar accounts.

THE COST OF THE ADVISORY SERVICES. The Board also considered information about the fee rates offered by the Fund’s peers as presented in the XAI report. In addition, the Board considered information contained in the Oaktree Memorandum regarding the management fees and incentive fees to be paid by the Fund pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of the services to be provided and any potential additional benefits to be received by the Adviser or its affiliates in connection with providing such services to the Fund. The Board noted that the Adviser’s management fee was set at an annual rate of 1.25% of the value of the Fund’s net assets. They also noted and discussed the features of the incentive fee structure, noting that it would be based on the Fund’s net investment income.

In analyzing the reasonableness of the management fees and incentive fees for the Fund, the Board reviewed the XAI report. The Board observed that, while the XAI report was prepared for Oaktree Asset-Backed Income Fund Inc., another registered closed-end fund in the Brookfield Fund Complex,2 based on the methodology described in the XAI report, the peer funds would be substantially similar for the Fund, as was noted in the PSG Memorandum. The XAI report showed comparative fee and expense information for the peer group (“Expense Group”) and peer

____________

2      The Brookfield Fund Complex is comprised of Brookfield Investment Funds (5 series of underlying portfolios), Brookfield Real Assets Income Fund, Inc. (NYSE: RA), Brookfield Infrastructure Income Fund Inc., Oaktree Diversified Income Fund Inc., Oaktree Asset-Backed Income Fund Inc. and Oaktree Asset-Backed Income Private Placement Fund Inc. (the “Brookfield Fund Complex”).

2025 Semi-Annual Report	21

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Board Considerations Relating to the Approval of the Investment Advisory Agreement (Unaudited) (continued)

universe (“Expense Universe”), including rankings within each category, as determined by XAI in collaboration with PSG. The XAI report presented a number of expense comparisons, including (among others): (i) contractual and gross management fees; and (ii) gross and net expense ratios. In considering the Fund’s total operating expenses, the Board also considered the level of fee waivers and expense reimbursements, as applicable, and the expense limitations contractually agreed upon by the Adviser with respect to the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Expense Group and Expense Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by XAI as a whole was useful in assessing whether the Adviser would be providing services at a cost that was competitive with other, similar funds.

Oaktree Asset-Backed Income Private Placement Fund Inc. The Board considered that the Fund’s contractual management fees were above the median of the Expense Group (ranked 3/6) and above the median of its Expense Universe (ranked 12/17), and that the Fund’s total net expenses were below the median of its Expense Group (ranked 3/6) and above the median of the Expense Universe (ranked 13/17).

The Board further noted that, while a registered fund board is typically also asked to consider information about the nature and extent of investment advisory services and fee rates offered to other clients of the investment adviser, including institutional separate accounts, in connection with the 15(c) approval process, the Adviser currently has no product offerings comparable to the Fund that features the investment strategy of the Fund.

In considering the Fund’s management fee rate and incentive fee structure, the Board also considered the complexity of the Fund’s organizational and operational structure as a closed-end management investment company operated as an interval fund, as well as the Fund’s unique investment strategy and the differences in the regulatory, legal, and other risks and responsibilities of providing services to the different clients.

As the Fund had not commenced operations, the Board did not consider the anticipated profitability of the Adviser with respect to the Fund. However, the Board noted that the Adviser agreed to enter into a contractual expense limitation agreement with the Fund (the “Expense Limitation Agreement”) so that certain of the Fund’s expenses would not exceed 0.70% per annum of the Fund’s average monthly net assets. The Board further noted that the Adviser agreed to enter into a management fee waiver agreement with the Fund (the “Management Fee Waiver Agreement”), pursuant to which the Adviser would agree to waive the management fee.

THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE. The Board, including the Independent Directors, considered whether stockholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. In particular, the Board considered whether the possible realization by the Adviser of economies of scale in providing services to the Fund would justify a reduction of the rate of the advisory fees as applied to larger amounts of assets under management. The Board was asked to consider that, due to being a part of the Brookfield Fund Complex, the constituent funds, including the Fund, share common resources and may share certain expenses, and if the size of the complex increases, each fund could incur lower expenses than they otherwise would achieve as stand-alone entities. However, the Board noted that although stockholders might benefit from lower operating expenses because of an increasing amount of assets spread over the fixed expenses of the funds, the Fund’s Expense Limitation Agreement will serve to limit the Fund’s expenses until the Fund can grow to scale.

OTHER FACTORS. As part of its evaluation of the compensation for the Adviser, the Board also considered other benefits that it may realize from its relationship with the Fund. Among them, the Board considered the opportunity to provide advisory services to additional funds and accounts and reputational benefits.

CONCLUSION. After a full and complete discussion, the Board approved the Advisory Agreement for an initial two-year period. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Advisory Agreement was fair and reasonable and in the best interests of the Fund and the Fund’s stockholders. In arriving at a decision to approve the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Director may have attributed different weights to different factors. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination.

22

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Dividend Reinvestment Plan (Unaudited)

The Fund intends to distribute substantially all of its net investment income to Shareholders in the form of dividends. The Fund intends to declare and pay distributions monthly from net investment income. In addition, the Fund intends to distribute any net capital gains earned from the sale of portfolio securities to Shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. Unless Shareholders specify otherwise, dividends will be reinvested in the Shares in accordance with the Fund’s dividend reinvestment plan. The Fund may pay distributions from sources that may not be available in the future and that are unrelated to the Fund’s performance, such as from offering proceeds and/or borrowings.

The Fund has adopted a Dividend Reinvestment Plan (the “Plan”) that provides that, unless Shareholders elect to receive their distributions in cash, they will be automatically reinvested by U.S. Bancorp Fund Services, LLC (the “Plan Administrator”), in additional Shares. If Shareholders elect to receive distributions in cash, they will receive them paid by check mailed directly to them by the Plan Administrator. The Plan Administrator can be contacted through mail at by writing to U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee,Wisconsin 53201-0701 or by phone at 1-855-862-5873.

Shares received under the Plan will be issued to Shareholders at their NAV on the ex-dividend date; there is no sales or other charge for reinvestment. Shareholders are free to withdraw from the Plan and elect to receive cash at any time by giving written notice to the Plan Administrator or by contacting the broker or dealer, who will inform the Fund.

The Plan Administrator provides written confirmation of all transactions in the shareholder accounts in the Plan, including information Shareholders may need for tax records. Any proxy Shareholders receive will include all Shares received under the Plan.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions. See “Tax Matters.”

The Fund and the Plan Administrator reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. If the Plan is amended to include such service charges, the Plan Administrator will include a notification to Shareholders registered with the Plan Administrator.

Additional information about the Plan may be obtained from the Plan Administrator.

2025 Semi-Annual Report	23

OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC. Joint Notice of Privacy Policy (Unaudited)

Oaktree Fund Advisors, LLC, on its own behalf and on behalf of the funds managed by Oaktree Fund Advisors, LLC and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.

If you hold shares of the Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.

WHAT INFORMATION DO WE COLLECT?

We collect the following Personal Information about you:

•   Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.

•   Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.

•   Information we may receive from our due diligence, such as your creditworthiness and your credit history.

WHAT IS OUR PRIVACY POLICY?

We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;

•   Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);

•   Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);

•   Other organizations, with your consent or as directed by you; and

•   Other organizations, as permitted or required by law (e.g. for fraud protection).

When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.

HOW DO WE PROTECT CLIENT INFORMATION?

We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.

CONTACT INFORMATION

For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.

24

CORPORATE INFORMATION

Investment Adviser

Oaktree Fund Advisors, LLC

333 South Grand Avenue, 28th Floor

Los Angeles, California 90071

www.oaktreefunds.com

Administrator

Oaktree Fund Administration, LLC

333 South Grand Avenue, 28th Floor

Los Angeles, California 90071

www.oaktreefunds.com

Please direct your inquiries to:

Investor Relations

Phone: 1-855-777-8001

E-mail: info@brookfieldoaktree.com

Transfer Agent

Shareholder inquiries relating to distributions, address changes and shareholder account information should be directed to the Fund’s transfer agent:

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

1-855-862-5873

Fund Accounting Agent & Sub-Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

111 South Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Paul Hastings LLP

200 Park Avenue

New York, New York 10166

Custodian

U.S. Bank National Association

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Distributor

Quasar Distributors, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Directors of the Fund Edward A. Kuczmarski William H. Wright II Heather S. Goldman Stuart A. McFarland Betty Whelchel Susan Schauffert-Tam Brian F. Hurley	Chair of Board of Directors Chair of Audit Committee Chair of Governance Committee Director Director Director Director (Interested)
Officers of the Fund Brian F. Hurley Casey P. Tushaus Craig A. Ruckman Adam R. Sachs Mohamed S. Rasul	President Treasurer Secretary Chief Compliance Officer Assistant Treasurer

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

You may obtain a description of the Fund’s proxy voting policies and procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC’s website at www.sec.gov.

brookfieldoaktree.com

info@brookfieldoaktree.com

855-777-8001

OAKTREE

2025 Oaktree Fund Advisors, LLC

(b)    Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants that are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)     Schedule of Investments is included as part of the report to shareholders filed under Item 1(a) of this Form.

(b)    Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the report to stockholders filed under Item 1(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), of shares or other units of any class of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 16. Controls and Procedures.

(a)     The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Registrant did not engage in securities lending activities during the period covered by this report.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)     Not Applicable.

(b)    Not Applicable.

Item 19. Exhibits.

(a)    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c_1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oaktree Asset-Backed Income Private Placement Fund Inc.
By (Signature and Title)*	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer
Date	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer
Date	September 3, 2025
By (Signature and Title)*	/s/ Casey P. Tushaus
Casey P. Tushaus, Principal Financial Officer
Date	September 3, 2025

____________

*        Print the name and title of each signing officer under his or her signature.